Share-based Compensation - Plan Information (Details) - shares						12 Months Ended	18 Months Ended
	Jan. 01, 2018	Oct. 16, 2017	Jan. 01, 2017	Oct. 17, 2016	Oct. 16, 2015	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Jul. 31, 2015	Nov. 30, 2009
Stock options outstanding | Performance based
Stock options, restricted stock and performance stock options
Vesting period						3 years
Stock options | Minimum
Stock options, restricted stock and performance stock options
Vesting period						2 years
Stock options | Maximum
Stock options, restricted stock and performance stock options
Vesting period						4 years
Restricted stock
Stock options, restricted stock and performance stock options
Shares surrendered by holder to cover taxes associated with vesting		14,895		9,709	9,197
Neos Therapeutics, Inc. 2009 Equity Plan
Stock options, restricted stock and performance stock options
Shares reserved for issuance under the plan										1,375,037
Shares related to forfeited prior plan options transferred into shares available under current plan						1,804
Neos Therapeutics, Inc. 2009 Equity Plan | Stock options
Stock options, restricted stock and performance stock options
Expiration period						10 years
Expiration period of unexercised vested award after termination of employment						90 days
Neos Therapeutics, Inc. 2009 Equity Plan | Restricted stock | Minimum
Stock options, restricted stock and performance stock options
Vesting period						1 month
Neos Therapeutics, Inc. 2009 Equity Plan | Restricted stock | Maximum
Stock options, restricted stock and performance stock options
Vesting period						48 months
Neos Therapeutics, Inc. 2015 Stock Option and Incentive Plan
Stock options, restricted stock and performance stock options
Shares reserved for issuance under the plan									767,330
Increase to the number of shares reserved and available for issuance as a percentage of outstanding common stock (as a percent)								5.00%
Increase in number of shares reserved and available for issuance			803,049
Stock option exercise price, minimum expressed as percentage of fair market value on grant date						100.00%
Shares related to forfeited prior plan options transferred into shares available under current plan							9,304
Share of restricted stock transferred into shares available under current plan							33,801
Shares available for grant						594,665
Neos Therapeutics, Inc. 2015 Stock Option and Incentive Plan | Subsequent event
Stock options, restricted stock and performance stock options
Increase in number of shares reserved and available for issuance	1,449,847
Neos Therapeutics, Inc. 2015 Stock Option and Incentive Plan | Stock options
Stock options, restricted stock and performance stock options
Expiration period						10 years
Expiration period of unexercised vested award after termination of employment						90 days
Neos Therapeutics, Inc. 2015 Stock Option and Incentive Plan | Restricted stock
Stock options, restricted stock and performance stock options
Shares surrendered by holder to cover taxes associated with vesting						14,895